SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 41,905,840	$ 40,283,010
Less: accumulated depreciation	(23,417,267)	(18,720,926)
Property, equipment and software, net	18,488,573	21,562,084
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,174,975	4,398,414
Electronic Equipment Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,891,672	6,013,676
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	87,480	155,697
Cryptocurrency Mining Machine [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,750,300	8,147,574
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,162,152	1,197,273
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	556,856	529,885
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,282,405	$ 19,840,491